Financial Instruments (Pre-Tax Effect Of Foreign Exchange Contracts Designated As Cash Flow Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	$ (5)	$ (50)	$ 61
Net Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(17)	24	65
Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	34	(14)	(11)
Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings			12
Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	19	(39)	(62)
Earnings Before Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	36	(29)	4
Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings			(27)
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	(4)	(56)	68
Cash Flow Hedges [Member] | Net Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(17)	24	65
Cash Flow Hedges [Member] | Cost Of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	34	(14)	(11)
Cash Flow Hedges [Member] | Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings		3	13
Cash Flow Hedges [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(37)	(49)	(94)
Cash Flow Hedges [Member] | Earnings Before Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Reclassified from Other Comprehensive Earnings into Earnings	(20)	(36)	(27)
Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Other Comprehensive Earnings on Derivative	$ (4)	$ (56)	$ 68